UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-790

Fidelity Trend Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Trend Fund

September 30, 2011

1.808771.107

TRE-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.1%
Automobiles - 0.0%
Tesla Motors, Inc. (a)	6,600	$ 161
Diversified Consumer Services - 0.9%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	62,000	1,424
Weight Watchers International, Inc.	126,800	7,386
		8,810
Hotels, Restaurants & Leisure - 0.8%
Arcos Dorados Holdings, Inc.	102,700	2,382
Brinker International, Inc.	243,000	5,084
Dunkin' Brands Group, Inc. (a)	2,900	80
Las Vegas Sands Corp. (a)	2,100	81
		7,627
Household Durables - 3.0%
D.R. Horton, Inc.	107,600	973
iRobot Corp. (a)	97,100	2,443
M.D.C. Holdings, Inc.	118,700	2,011
Meritage Homes Corp. (a)	116,100	1,758
Ryland Group, Inc.	189,000	2,013
Standard Pacific Corp. (a)(d)	914,800	2,260
Tempur-Pedic International, Inc. (a)	322,000	16,940
		28,398
Internet & Catalog Retail - 3.8%
Amazon.com, Inc. (a)	127,600	27,591
Netflix, Inc. (a)(d)	6,100	690
Priceline.com, Inc. (a)	17,900	8,045
		36,326
Media - 0.6%
Pandora Media, Inc.	2,800	41
Time Warner, Inc.	138,300	4,145
Valassis Communications, Inc. (a)(d)	95,300	1,786
		5,972
Multiline Retail - 1.4%
Dollar General Corp. (a)	164,100	6,196
Dollar Tree, Inc. (a)	99,700	7,488
		13,684
Specialty Retail - 3.3%
Express, Inc.	5,600	114
Limited Brands, Inc.	111,000	4,275
Sally Beauty Holdings, Inc. (a)	497,975	8,266
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	300,500	$ 16,669
Urban Outfitters, Inc. (a)	4,000	89
Vitamin Shoppe, Inc. (a)	64,400	2,411
		31,824
Textiles, Apparel & Luxury Goods - 1.3%
Deckers Outdoor Corp. (a)	34,400	3,208
lululemon athletica, Inc. (a)	17,600	856
PVH Corp.	131,500	7,659
Samsonite International SA	577,500	806
		12,529
TOTAL CONSUMER DISCRETIONARY		145,331
CONSUMER STAPLES - 10.7%
Beverages - 1.9%
Anheuser-Busch InBev SA NV	48,114	2,554
Dr Pepper Snapple Group, Inc.	164,900	6,395
PepsiCo, Inc.	28,700	1,777
SABMiller PLC	58,800	1,933
The Coca-Cola Co.	88,300	5,966
		18,625
Food & Staples Retailing - 0.6%
Wal-Mart de Mexico SA de CV Series V	724,600	1,670
Whole Foods Market, Inc.	65,100	4,252
		5,922
Food Products - 2.8%
Danone sponsored ADR	171,400	2,129
Green Mountain Coffee Roasters, Inc. (a)	208,500	19,378
Mead Johnson Nutrition Co. Class A	40,000	2,753
Nestle SA sponsored ADR	48,400	2,667
		26,927
Household Products - 1.7%
Colgate-Palmolive Co.	133,400	11,830
Kimberly-Clark Corp.	1,700	121
Procter & Gamble Co.	69,655	4,401
		16,352
Personal Products - 3.7%
Estee Lauder Companies, Inc. Class A	29,100	2,556
Herbalife Ltd.	202,200	10,838
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
Nu Skin Enterprises, Inc. Class A	87,800	$ 3,558
Schiff Nutrition International, Inc. (e)	1,630,451	18,065
		35,017
TOTAL CONSUMER STAPLES		102,843
ENERGY - 10.2%
Energy Equipment & Services - 3.1%
Baker Hughes, Inc.	95,700	4,418
Dresser-Rand Group, Inc. (a)	87,900	3,563
Halliburton Co.	186,000	5,677
Noble Corp.	80,100	2,351
Oceaneering International, Inc.	95,700	3,382
Schlumberger Ltd.	57,500	3,434
Transocean Ltd. (United States)	148,200	7,075
		29,900
Oil, Gas & Consumable Fuels - 7.1%
Alpha Natural Resources, Inc. (a)	118,412	2,095
Amyris, Inc.	69,600	1,409
Atlas Pipeline Partners, LP	66,400	1,983
BP PLC sponsored ADR	24,128	870
Chesapeake Energy Corp.	99,000	2,529
Chevron Corp.	66,000	6,106
Exxon Mobil Corp.	456,900	33,185
Hess Corp.	42,600	2,235
HollyFrontier Corp.	164,500	4,313
Marathon Oil Corp.	78,000	1,683
Marathon Petroleum Corp.	52,650	1,425
Occidental Petroleum Corp.	75,300	5,384
Solazyme, Inc.	12,900	124
Southwestern Energy Co. (a)	112,800	3,760
Whiting Petroleum Corp. (a)	49,400	1,733
		68,834
TOTAL ENERGY		98,734
FINANCIALS - 3.1%
Capital Markets - 1.1%
Charles Schwab Corp.	255,900	2,884
HFF, Inc. (a)	78,200	683
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	329,800	$ 4,452
TD Ameritrade Holding Corp.	150,200	2,209
		10,228
Commercial Banks - 0.8%
Aozora Bank Ltd.	777,000	1,789
Barclays PLC	414,555	1,017
Comerica, Inc.	85,900	1,973
Wells Fargo & Co.	126,200	3,044
		7,823
Consumer Finance - 0.2%
SLM Corp.	171,600	2,136
Diversified Financial Services - 0.7%
Citigroup, Inc.	165,940	4,251
JPMorgan Chase & Co.	70,200	2,114
		6,365
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	143,800	1,936
Jones Lang LaSalle, Inc.	29,000	1,502
		3,438
TOTAL FINANCIALS		29,990
HEALTH CARE - 9.9%
Biotechnology - 5.0%
Achillion Pharmaceuticals, Inc. (a)	311,500	1,470
ADVENTRX Pharmaceuticals, Inc. (a)	140,610	129
Alexion Pharmaceuticals, Inc. (a)	113,892	7,296
Amgen, Inc.	51,700	2,841
Amicus Therapeutics, Inc. (a)	633,419	2,432
Amylin Pharmaceuticals, Inc. (a)	24,238	224
Ardea Biosciences, Inc. (a)	81,500	1,273
ARIAD Pharmaceuticals, Inc. (a)	335,700	2,951
ArQule, Inc. (a)	252,400	1,275
Biogen Idec, Inc. (a)	61,500	5,729
BioMarin Pharmaceutical, Inc. (a)	127,400	4,060
Dynavax Technologies Corp. (a)	676,300	1,258
Exelixis, Inc. (a)	176,800	965
Geron Corp. (a)(d)	388,300	823
Gilead Sciences, Inc. (a)	176,800	6,860
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Inhibitex, Inc. (a)	415,000	$ 1,021
Lexicon Pharmaceuticals, Inc. (a)	432,900	398
Neurocrine Biosciences, Inc. (a)	404,600	2,420
NPS Pharmaceuticals, Inc. (a)	150,500	980
Theravance, Inc. (a)	101,500	2,044
United Therapeutics Corp. (a)	46,700	1,751
		48,200
Health Care Equipment & Supplies - 0.7%
Alere, Inc. (a)	76,331	1,500
Edwards Lifesciences Corp. (a)	51,200	3,650
Mako Surgical Corp. (a)	45,000	1,540
Sirona Dental Systems, Inc. (a)	2,100	89
Stryker Corp.	2,100	99
		6,878
Health Care Providers & Services - 1.7%
Aetna, Inc.	26,600	967
Henry Schein, Inc. (a)	1,600	99
McKesson Corp.	97,900	7,117
Medco Health Solutions, Inc. (a)	129,800	6,086
WellPoint, Inc.	28,400	1,854
		16,123
Health Care Technology - 0.5%
Cerner Corp. (a)	69,500	4,762
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	1,700	70
Thermo Fisher Scientific, Inc. (a)	95,500	4,836
		4,906
Pharmaceuticals - 1.5%
Auxilium Pharmaceuticals, Inc. (a)	26,600	399
AVANIR Pharmaceuticals Class A (a)(d)	490,900	1,404
Cadence Pharmaceuticals, Inc. (a)(d)	203,100	1,330
Elan Corp. PLC sponsored ADR (a)	257,700	2,714
Eli Lilly & Co.	108,300	4,004
Endocyte, Inc.	4,700	50
Impax Laboratories, Inc. (a)	27,800	498
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Optimer Pharmaceuticals, Inc. (a)	75,500	$ 1,045
Shire PLC sponsored ADR	27,900	2,621
		14,065
TOTAL HEALTH CARE		94,934
INDUSTRIALS - 11.0%
Aerospace & Defense - 3.9%
Esterline Technologies Corp. (a)	16,000	829
Precision Castparts Corp.	35,300	5,488
Raytheon Co.	60,000	2,452
Rockwell Collins, Inc.	121,600	6,416
Textron, Inc.	538,300	9,496
United Technologies Corp.	176,200	12,397
		37,078
Airlines - 0.5%
Copa Holdings SA Class A	45,500	2,788
Southwest Airlines Co.	243,100	1,955
		4,743
Building Products - 0.1%
Armstrong World Industries, Inc.	34,800	1,199
Commercial Services & Supplies - 0.0%
Sykes Enterprises, Inc. (a)	5,100	76
Construction & Engineering - 0.9%
Fluor Corp.	111,200	5,176
Jacobs Engineering Group, Inc. (a)	55,800	1,802
KBR, Inc.	51,300	1,212
		8,190
Electrical Equipment - 0.4%
Alstom SA	101,879	3,395
Emerson Electric Co.	1,800	74
Regal-Beloit Corp.	2,300	104
		3,573
Industrial Conglomerates - 0.7%
General Electric Co.	463,800	7,068
Machinery - 2.1%
Cummins, Inc.	97,900	7,995
Fanuc Corp.	2,100	289
Ingersoll-Rand Co. Ltd.	345,900	9,716
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Pall Corp.	37,700	$ 1,598
WABCO Holdings, Inc. (a)	1,600	61
Wabtec Corp.	8,500	449
		20,108
Professional Services - 1.7%
IHS, Inc. Class A (a)	9,400	703
Kforce, Inc. (a)	62,900	617
Manpower, Inc.	61,800	2,078
Robert Half International, Inc.	137,400	2,916
Towers Watson & Co.	175,100	10,467
		16,781
Road & Rail - 0.4%
Union Pacific Corp.	44,100	3,602
Trading Companies & Distributors - 0.3%
Mills Estruturas e Servicos de Engenharia SA	9,000	92
WESCO International, Inc. (a)	94,700	3,177
		3,269
TOTAL INDUSTRIALS		105,687
INFORMATION TECHNOLOGY - 31.2%
Communications Equipment - 3.2%
Cisco Systems, Inc.	247,700	3,837
Juniper Networks, Inc. (a)	354,100	6,112
Motorola Solutions, Inc.	24,600	1,031
Polycom, Inc. (a)	55,800	1,025
QUALCOMM, Inc.	362,200	17,614
Riverbed Technology, Inc. (a)	71,187	1,421
		31,040
Computers & Peripherals - 9.4%
Apple, Inc. (a)	223,600	85,230
EMC Corp. (a)	4,200	88
SanDisk Corp. (a)	87,800	3,543
Seagate Technology	195,100	2,006
		90,867
Internet Software & Services - 6.2%
Baidu.com, Inc. sponsored ADR (a)	32,500	3,475
eBay, Inc. (a)	271,500	8,007
Facebook, Inc. Class B (a)(f)	49,257	1,231
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (a)	67,900	$ 34,926
Mail.ru Group Ltd. GDR (Reg. S)	29,100	851
Monster Worldwide, Inc. (a)	80,800	580
Rackspace Hosting, Inc. (a)(d)	277,396	9,470
Travelzoo, Inc. (a)(d)	14,600	321
Yandex NV	35,100	716
		59,577
IT Services - 3.3%
Cognizant Technology Solutions Corp. Class A (a)	371,500	23,293
International Business Machines Corp.	24,500	4,288
MasterCard, Inc. Class A	8,400	2,664
Virtusa Corp. (a)	141,400	1,866
		32,111
Office Electronics - 0.1%
Xerox Corp.	109,900	766
Semiconductors & Semiconductor Equipment - 2.1%
ASML Holding NV	64,400	2,224
Avago Technologies Ltd.	59,000	1,933
Broadcom Corp. Class A	103,800	3,456
Cymer, Inc. (a)	26,000	967
Freescale Semiconductor Holdings I Ltd.	63,300	698
GT Advanced Technologies, Inc. (a)(d)	227,500	1,597
Inphi Corp.	4,900	43
Marvell Technology Group Ltd. (a)	392,000	5,696
NVIDIA Corp. (a)	260,000	3,250
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	9,200	105
		19,969
Software - 6.9%
Citrix Systems, Inc. (a)	56,400	3,075
CompuGROUP Holding AG	21,400	255
Informatica Corp. (a)	104,500	4,279
Intuit, Inc.	57,300	2,718
Microsoft Corp.	22,200	553
Oracle Corp.	799,900	22,989
Red Hat, Inc. (a)	122,800	5,190
Rovi Corp. (a)	106,900	4,595
salesforce.com, Inc. (a)	124,800	14,262
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Solera Holdings, Inc.	101,100	$ 5,106
VMware, Inc. Class A (a)	40,000	3,215
		66,237
TOTAL INFORMATION TECHNOLOGY		300,567
MATERIALS - 5.0%
Chemicals - 2.0%
Albemarle Corp.	40,300	1,628
Ashland, Inc.	90,000	3,973
CF Industries Holdings, Inc.	43,500	5,367
Innophos Holdings, Inc.	69,800	2,783
LyondellBasell Industries NV Class A	131,300	3,208
Olin Corp.	22,400	403
W.R. Grace & Co. (a)	62,100	2,068
		19,430
Metals & Mining - 3.0%
Alcoa, Inc.	108,700	1,040
AngloGold Ashanti Ltd. sponsored ADR	80,700	3,338
Barrick Gold Corp.	47,200	2,211
Freeport-McMoRan Copper & Gold, Inc.	99,500	3,030
Goldcorp, Inc.	112,700	5,168
Ivanhoe Mines Ltd. (a)	282,700	3,897
Kinross Gold Corp.	158,900	2,360
Newcrest Mining Ltd.	59,079	1,948
Newmont Mining Corp.	87,700	5,516
		28,508
TOTAL MATERIALS		47,938
TELECOMMUNICATION SERVICES - 1.4%
Wireless Telecommunication Services - 1.4%
American Tower Corp. Class A (a)	254,100	13,671
SOFTBANK CORP.	200	6
		13,677
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
The AES Corp. (a)	78,300	$ 764
TOTAL COMMON STOCKS (Cost $868,349)		940,465
Nonconvertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG (Cost $940)	6,800	912
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.12% (b)	22,637,957	22,638
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	7,101,479	7,101
TOTAL MONEY MARKET FUNDS (Cost $29,739)		29,739
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $899,028)		971,116
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(8,237)
NET ASSETS - 100%		$ 962,879
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,231,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 1,232
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 8
Fidelity Securities Lending Cash Central Fund	439
Total	$ 447
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Schiff Nutrition International, Inc.	$ 7,687	$ 7,714	$ -	$ -	$ 18,065
Total	$ 7,687	$ 7,714	$ -	$ -	$ 18,065
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 146,243	$ 145,437	$ 806	$ -
Consumer Staples	102,843	100,289	2,554	-
Energy	98,734	98,734	-	-
Financials	29,990	27,184	2,806	-
Health Care	94,934	94,934	-	-
Industrials	105,687	105,398	289	-
Information Technology	300,567	299,336	-	1,231
Materials	47,938	45,990	1,948	-
Telecommunication Services	13,677	13,671	6	-
Utilities	764	764	-	-
Money Market Funds	29,739	29,739	-	-
Total Investments in Securities:	$ 971,116	$ 961,476	$ 8,409	$ 1,231
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1)
Cost of Purchases	1,232
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,231
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ (1)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $902,732,000. Net unrealized appreciation aggregated $68,384,000, of which $157,468,000 related to appreciated investment securities and $89,084,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2011